IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of commitments [line items]
Credit related commitments	$ 455,240	$ 421,510
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	358,916	336,261
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	54,899	53,008
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	20,204	18,459
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	19,314	12,855
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	203	209
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,704	718
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	50,748	50,694
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,619
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	42,478
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,932
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	15
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,704
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	31,234	28,841
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	8,475
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	6,467
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,568
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,624
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	100
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	14,032	13,542
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,684
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	5,954
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,250
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	123
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	21
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	11,853	10,256
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,753
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,885
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	206
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	9
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,917	8,415
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,897
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,974
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	44
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	29,890	22,105
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	23,782
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	646
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	5,430
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	32
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	72,394	68,049
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	70,820
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	812
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	738
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	24
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,516	2,735
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,230
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	137
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	149
Over 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	232,656	$ 216,873
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 232,656